Document and Entity Information	Dec. 29, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001756262
Document Type	8-K
Document Period End Date	Dec. 29, 2023
Entity Registrant Name	TransMedics Group, Inc.
Entity Incorporation State Country Code	MA
Entity File Number	001-38891
Entity Tax Identification Number	83-2181531
Entity Address, Address Line One	200 Minuteman Road
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	(978)
Local Phone Number	552-0900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value per share
Trading Symbol	TMDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false